CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		40 Months Ended	49 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
REVENUE	$ 235,483	$ 9,547	$ 250,483	$ 10,307	$ 74,584	$ 51,590	$ 126,211	$ 376,694
COST OF REVENUE	153,989	8,717	160,815	154,233	155,022	111,511	266,533	427,348
GROSS LOSS	81,494	830	89,668	(143,926)	(80,438)	(59,921)	(140,322)	(50,654)
OPERATING EXPENSES
Sales and marketing	192,350	123,604	523,122	787,364	420,692	731,483	1,288,354	2,041,713
General and administrative	1,346,477	811,283	3,185,185	4,063,904	4,786,152	862,455	5,896,236	8,844,169
Depreciation and amortization	81,990	57,170	218,646	168,474	797,454	123,624	933,179	599,257
Total operating expenses	1,620,817	992,057	3,926,953	5,019,742	6,004,298	1,717,562	8,117,769	11,485,139
LOSS FROM OPERATIONS	(1,539,323)	(991,227)	(3,837,285)	(5,163,668)	(6,084,736)	(1,777,483)	(8,258,091)	(11,535,793)
OTHER INCOME (EXPENSE)
Loss on settlement or modification of debt			(5,459,582)					(5,459,582)
Interest income							15
Interest expense	(151,672)	(15,185)	(1,577,692)	(599,694)	(659,005)	(57,417)	(733,253)	(2,870,513)
Change in fair value of derivative liabilities	66,492	149,793	7,626,121	2,141,178	1,668,082	(10,284,733)	(8,616,651)	(990,531)
Total other income (expense)	(85,180)	134,608	588,847	1,541,484	1,009,077	(10,342,150)	(9,349,889)	(9,320,626)
LOSS BEFORE INCOME TAX PROVISION	(1,624,503)	(856,619)	(3,248,438)	(3,622,184)	(5,075,659)	(12,119,633)	(17,607,980)	(20,856,419)
INCOME TAX PROVISION
NET LOSS	$ (1,624,503)	$ (856,619)	$ (3,248,438)	$ (3,622,184)	$ (5,075,659)	$ (12,119,633)	$ (17,607,980)	$ (20,856,419)
Basic and Diluted (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.13)
Basic and Diluted (in Shares)	151,019,307	138,431,367	137,142,426	131,461,321	133,060,503	90,751,588